Financial Instruments (AOCI Reclassifications) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives Designated as Cash Flow Hedges, Gain (Loss) Reclassified From Accumulated OCI Into Income, Net Of Tax	$ (418,000)	$ (457,000)
Commodity Contract [Member] | Cash Flow Hedging [Member] | Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	643,000	704,000
Commodity Contract [Member] | Cash Flow Hedging [Member] | Income Tax Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified From Accumulated Other Comprehensive Income (Loss) Into Income, Tax Effect	$ (225,000)	$ (247,000)